FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments
The following tables summarize instruments measured at fair value on a recurring basis for the Plan:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$185,564,910	$—	$—	$185,564,910
Collective investment trusts	—	118,212,134	—	118,212,134
Company common stock fund	15,736,605	—	—	15,736,605

Total assets in fair value hierarchy	$201,301,515	$118,212,134	$—	319,513,649

Investments measured at net asset value (a)				29,171,770

Investments at fair value				$348,685,419

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$263,806,407	$—	$—	$263,806,407
Company common stock fund	14,781,046	—	—	14,781,046

Total assets in fair value hierarchy	$278,587,453	$—	$—	278,587,453

Investments measured at net asset value (a)				32,690,815

Investments at fair value				$311,278,268

(a)Certain collective investment trusts that were measured at net asset value ("NAV") per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$29,171,770	N/A	Daily	N/A

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$32,690,815	N/A	Daily	N/A